Financial Instruments and Financial Risk Management (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial liabilities [line items]
Fair value	$ 559	$ 237	$ 9	$ 110
Warrants (Series L) [Member]
Disclosure of financial liabilities [line items]
Standard deviation	63.47%
Risk-free interest	0.97%
Fair value	$ 228
Warrants (Series A) [Member]
Disclosure of financial liabilities [line items]
Standard deviation	66.72%
Risk-free interest	0.56%
Fair value	$ 325
Warrants (Series I) [Member]
Disclosure of financial liabilities [line items]
Standard deviation	65.74%	155.39%
Risk-free interest	0.70%	1.26%
Fair value	$ 6	$ 237
Warrants (Series E) [Member]
Disclosure of financial liabilities [line items]
Standard deviation		155.39%
Risk-free interest		0.00%
Fair value